Lease obligations (Tables)	12 Months Ended
Dec. 31, 2024
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending December 31:

2025	$334
2026	128
2027	15
2028	17
2029	18
2030	3
$515

Schedule of payments for lease obligations	The following table presents payments for lease obligations:
	December 31,	December 31,
	2024	2023

Principal payments	$345	$327
Interest payments	47	9
Short-term lease payments	258	337
	$650	$673